Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Schedule of Net Cost of Period Related to Retirement Benefits Plan
The most important actuarial hypothesis used for the purposes of the determination of the net cost of the period related to the retirement benefits plan were as follows:

	2 0 1 8	2 0 1 7	2 0 1 6

Discount rate	9.5	7.5	6.75
Rate of salary increase	4.5	4.5	4.50

Schedule of Components of Net Cost of Benefits Plan to Employees
Components of net cost of benefits plan to employees are as follows:

	2 0 1 8	2 0 1 7	2 0 1 6

Current service cost	$2,839	$5,697	$5,749
Financial cost	4,025	6,637	6,247
Past service cost	1,481	(3,575)	(7,906)
Anticipated reduction obligations	(327)	(12,517)
Actuarial losses (gains) recognized in the year	(17,928)	(4,339)	5,801
	$(9,910)	$(8,097)	$9,891

Schedule of Components of Expense
The expense for the years 2018, 2017 and 2016 was recorded as follows:

	2 0 1 8	2 0 1 7	2 0 1 6

Cost of sales	$(5,550)	$(4,534)	$5,539
Administrative expenses	(4,360)	(3,563)	4,352
	$(9,910)	$(8,097)	$9,891

Schedule of Defined Benefit Obligation and Balance of Liability
Changes in the present value of the defined benefit obligation and the balance of the liability consist of the following:

	2 0 1 8	2 0 1 7

Opening balance of the defined benefit obligation	$91,822	$99,783
Current service cost	2,697	5,697
Past service cost	1,481	(3,439)
Financial cost	4,025	6,637
Actuarial losses (gains)	(17,928)	(4,339)
Benefits paid	(327)	(12,517)
Closing balance of the defined benefit obligation	$81,770	$91,822